Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 18,745	$ 22,756	$ 17,302
Capitalization	1,842	1,736	2,746
Interest	987	1,262	990
Amortization	(5,171)	(6,664)	3,953
Change in shadow DSI	1,942	(345)	(2,235)
Balance, end of year	$ 18,345	$ 18,745	$ 22,756